Trade Accounts Receivable, Net (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Trade Accounts Receivable, Net
Trade accounts receivable	$ 79,388,978	¥ 515,520,269	¥ 531,480,981
Less: Allowance for doubtful accounts		0	0
Total trade accounts receivable, net	$ 79,388,978	515,520,269	531,480,981
Trade accounts receivables pledged as collateral for borrowings from financial institutions		¥ 0	¥ 0